Business Combination - Schedule of IFRS 2 Listing Expense (Detail) $ / shares in Units, shares in Thousands, $ in Thousands	Mar. 29, 2023 USD ($) shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares | shares	14,282
Fair Value	$ 39,800
Net liabilities of Maxpro	(5,724)
IFRS 2 Listing Expense	$ 45,524
Maxpro Public Stockholders [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Per Share Value | $ / shares	$ 10.81
Shares | shares	10,350
Fair Value	$ 111,884
Sponsor Parties [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Per Share Value | $ / shares	$ 10.81
Shares | shares	3,207
Fair Value	$ 34,668
Underwriter shares [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Per Share Value | $ / shares	$ 10.81
Shares | shares	26
Fair Value	$ 281
Maxpro Private Warrants [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Per Share Value | $ / shares	$ 0.12
Shares | shares	619
Fair Value	$ 74
Maxpro Public Warrants [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Per Share Value | $ / shares	$ 0.12
Shares | shares	10,350
Fair Value	$ 1,242
Redemptions of Maxpro class A Common Stock [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Per Share Value | $ / shares	$ 10.55
Shares | shares	(10,270)
Fair Value	$ (108,349)